Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of compensation of managing directors and other key management personnel

	2023	2022	2021
Short-term employee benefits	3,256	3,662	3,633
Share-based payments	4,458	6,732	5,235
Termination benefits	1,034	0	0
	8,748	10,394	8,868

Schedule of outstanding balances for supervisory board compensation and expense reimbursement related to key management personnel

	Outstanding balances
	December 31,	December 31,
	2023	2022
Adi Hoess	—	1
Wolfgang Fischer	—	2
Arndt Schottelius	—	3
Thomas Hecht	21	21
Mathieu Simon	8	10
Ulrich Grau	18	26
Bernhard Ehmer	15	17
Harry Welten	9	8
Annalisa Jenkins	11	11
Uta Kemmerich-Keil	16	18
Constanze Ulmer-Eilfort	16	—